Segmental analysis (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Segmental analysis
Service revenue	€ 18,618	€ 19,207
Equipment revenue	2,455	2,688
Revenue from contracts with customers	21,073	21,895
Other revenue	814	973
Interest revenue	50	62
Total segment revenue	21,937	22,930	[1]
Adjusted EBITDAaL	6,378	7,244
Common Functions
Segmental analysis
Service revenue	282	268
Equipment revenue	24	23
Revenue from contracts with customers	306	291
Other revenue	416	405
Interest revenue	(1)
Total segment revenue	721	696
Adjusted EBITDAaL	(89)	(250)
Eliminations
Segmental analysis
Service revenue	(155)	(155)
Revenue from contracts with customers	(155)	(155)
Other revenue	(57)	(643)
Total segment revenue	(212)	(798)
Germany
Segmental analysis
Service revenue	5,722	5,730
Equipment revenue	503	675
Revenue from contracts with customers	6,225	6,405
Other revenue	173	178
Interest revenue	7	9
Total segment revenue	6,405	6,592
Adjusted EBITDAaL	2,527	2,677
Italy
Segmental analysis
Service revenue	2,098	2,125
Equipment revenue	180	198
Revenue from contracts with customers	2,278	2,323
Other revenue	37	49
Interest revenue	5	5
Total segment revenue	2,320	2,377
Adjusted EBITDAaL	645	759
UK
Segmental analysis
Service revenue	2,822	2,712
Equipment revenue	526	630
Revenue from contracts with customers	3,348	3,342
Other revenue	17	34
Interest revenue	12	16
Total segment revenue	3,377	3,392
Adjusted EBITDAaL	640	685
Spain
Segmental analysis
Service revenue	1,731	1,782
Equipment revenue	167	142
Revenue from contracts with customers	1,898	1,924
Other revenue	26	31
Interest revenue	5	10
Total segment revenue	1,929	1,965
Adjusted EBITDAaL	394	445
Other Europe
Segmental analysis
Service revenue	2,366	2,552
Equipment revenue	285	281
Revenue from contracts with customers	2,651	2,833
Other revenue	21	53
Interest revenue	7	8
Total segment revenue	2,679	2,894
Adjusted EBITDAaL	766	843
Vodacom
Segmental analysis
Service revenue	2,924	3,422
Equipment revenue	473	536
Revenue from contracts with customers	3,397	3,958
Other revenue	178	207
Interest revenue	15	14
Total segment revenue	3,590	4,179
Adjusted EBITDAaL	1,241	1,527
Other Markets
Segmental analysis
Service revenue	828	771
Equipment revenue	297	203
Revenue from contracts with customers	1,125	974
Other revenue	3	2
Total segment revenue	1,128	976
Adjusted EBITDAaL	€ 254	228
Vantage Towers
Segmental analysis
Other revenue		657
Total segment revenue		657
Adjusted EBITDAaL		€ 330

[1]	The results for the six months ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. See note 4 ‘Assets held for sale’ for more information.